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                          Morgan, Lewis & Bockius LLP
                               1800 M Street N.W.
                             Washington, D.C. 20036


May 5, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  RYDEX VARIABLE TRUST (FILE NOS. 333-57017 AND 811-08821)
     FILING PURSUANT TO RULE 497(J)

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Statement of Additional Information dated May 1, 2000 does not differ from that contained in the Trust's Post-Effective Amendment
No. 4 which was filed via EDGAR on April 18, 2000.

Please contact me at (202) 467-7654 if you have any questions or comments concerning this filing.



Sincerely,

/s/ W. John McGuire

W. John McGuire